Marketable debt securities - Disclosure of information on liabilities secured by financial assets (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Marketable debt securities
Liabilities secured by mortgage-backed bonds	€ 22,049
Marketable debt securities
Marketable debt securities
Liabilities secured by asset-backed securities	40,138	€ 40,519	€ 35,753
Liabilities secured by mortgage-backed securities	1,549	1,487	2,274
Liabilities secured by other mortgage securities	43,650	41,779	49,425
Liabilities secured by mortgage-backed bonds	22,049	23,197	24,736
Liabilities secured by territorial covered bond	352	630	869
Liabilities secured by financial assets	€ 84,140	€ 82,928	€ 86,047